Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable And Prepaid Expenses
Summary of accounts receivable and prepaid expenses
	December 31,
	2017	2016
	NIS in thousands

Government authorities	227	84
Prepaid expenses and others	11,484	7,580

	11,711	7,664